Revenue Recognition (Details) - Schedule of Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule Of Consolidated Statements Of Operations And Comprehensive Income Loss [Abstract]
Foreign Currency		$ (354)
Stock Indices	$ 9,091,210	(7,269,754)
Commodities	(962,963)	(319,132)
Equity	(309,428)	(2,585,793)
Total	$ 7,818,819	$ (10,175,033)